Property and Equipment, net	12 Months Ended
Dec. 31, 2017
Property and Equipment, net
Property and Equipment, net

7.Property and Equipment, net

	As of December 31,
	2016	2017
	RMB	RMB
Electronic equipment	26,199	32,324
Transportation equipment	2,650	4,625
Office equipment	10,480	9,493
Leasehold improvements	32,384	40,092

Total Property and Equipment	71,713	86,534

Less: Accumulated depreciation	(36,517)	(45,741)

Total Property and Equipment, net	35,196	40,793

Depreciation expenses were RMB11,068, RMB13,388 and RMB13,424 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, property and equipment amounting to nil and RMB11,753, respectively, were pledged to a domestic bank for bank loans (see note 9 and note 10).